ACQUISITIONS - CitiGo Hotels (Details) - CitiGo Hotels - CNY (¥) ¥ in Millions		12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021
Acquisitions
Percentage of ownership interest acquired	100.00%
Aggregated consideration	¥ 783
Cash consideration		¥ 749